Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 13—SUBSEQUENT EVENTS

In March 2017, the Company entered into a definitive merger agreement (“merger agreement”), with Molecular Templates, Inc. (“Molecular Templates”), a private company limited by shares incorporated and registered in the United States and the stockholders of Molecular Templates, pursuant to which the stockholders of Molecular Templates will become the majority owners of the Company. The number of shares of common stock of the Company to be issued in respect of each Molecular Templates share will be based upon the relative stipulated values of each of the Company and Molecular Templates as determined pursuant to the merger agreement. The stipulated value of the Company is subject to downward adjustment based upon the Company’s net cash balance at the closing of the transaction. Assuming that no such adjustment is applicable, immediately following the closing of the transaction, Molecular Templates equity holders are expected to own approximately 65.6% of the outstanding common stock of the Company on a fully-diluted basis (excluding, in each case, out-of-the-money securities. Consummation of the transaction is subject to certain closing conditions, including, among other things, approval by the stockholders of the Company of the transactions contemplated by the merger agreement and related matters. The merger agreement contains certain termination rights for both the Company and Molecular Templates, and further provides that, upon termination of the merger agreement under specified circumstances, the Company may be required to pay Molecular Templates a termination fee of $0.8 million. Any strategic transaction that is completed ultimately may not deliver the anticipated benefits or enhance stockholder value.

In connection with execution of the merger agreement, the Company made a bridge loan to Molecular Templates pursuant to a note purchase agreement and promissory notes (the “Notes”) up to an aggregate principal amount of $4.0 million with an initial closing held on March 24, 2017 for a principal amount of $2.0 million. If the merger agreement is terminated prior to the maturity date of the Notes, the outstanding principal of the Notes plus all accrued and unpaid interest shall become due and payable upon the earlier of (i) the consummation of a qualified financing by Molecular Templates of at least $10.0 million, (ii) the occurrence of a Molecular Templates liquidity event, or (iii) the four-month anniversary of the termination of the merger agreement, and such amounts shall be credited against any termination fees owed by the Company to Molecular Templates pursuant to the merger agreement.

In addition, on March 16, 2017, Molecular and Threshold received from Longitude Venture Partners III, L.P. an equity commitment letter, pursuant to which, immediately following the closing of the merger, Longitude will purchase $20.0 million of equity securities in the combined company. Subsequent to the execution of the merger agreement, Threshold and Molecular have obtained equity commitment letters in a form substantially similar to the equity commitment letter with Longitude from additional investors for an additional $20.0 million, such that the aggregate size of the concurrent financing is expected to be approximately $40.0 million.

Furthermore, on June 23, 2017, Threshold entered into a stock purchase agreement with Millennium Pharmaceuticals, Inc., a wholly owned subsidiary of Takeda Pharmaceuticals Company Ltd., or Takeda, pursuant to which, immediately following the closing of the merger and the concurrent financing, Takeda will purchase shares of common stock of the combined company for an aggregate purchase price of up to $20.0 million, such that Takeda will own no more than 19% of the outstanding shares of common stock of the combined company upon the closing of the Takeda equity financing. Such transaction is referred to herein as the Takeda equity financing.

The concurrent financing and Takeda equity financing will be accomplished in a private placement exempt from registration under Section 4(a)(2) and Regulation D under the Securities Act of 1933, as amended, and the rules promulgated thereunder. The securities to be sold in the concurrent financing and Takeda equity financing have not been registered under the Securities Act, or any state securities laws, and may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws. The closing of the merger is not contingent upon the completion of the concurrent financing or the Takeda equity financing.